Income Tax Credit - Schedule of Reconciliation of Accounting Loss per Statement of Operations (Parenthetical) (Details)			12 Months Ended
	Apr. 01, 2020	Sep. 06, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
U.K. [member]
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Line Items]
Applicable tax rate	19.00%	19.00%	19.00%	19.00%	19.00%